MEMBERS® VARIABLE ANNUITY SERIES

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated August 31, 2020

to the

Prospectus dated May 1, 2019

This supplement modifies certain information in the above-reference prospectus (the “Prospectus”). You should read this Supplement in conjunction with Your Prospectus and retain it for future reference. Unless otherwise indicated, all other information in Your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact our customer service center at (800)525-6205.

Effective September 1, 2020, for policies issued on or after September 1, 2020, the following hereby amends the APPENDIX – DESIGNATED INVESTMENT OPTIONS in the Prospectus:

	Retirement Income Choice ® 1.6 Rider	Retirement Income Choice ® 1.6 Rider
Subaccounts	3/1/18 to 8/31/2020	9/1/2020 and After Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	A	B
American Funds - Asset Allocation FundSM - Class 2	A	B
American Funds - Bond FundSM - Class 2	A	C
American Funds - Growth FundSM - Class 2	A	A
American Funds - Growth-Income FundSM - Class 2	A	A
Fidelity ® VIP Balanced Portfolio - Service Class 2	A	B
State Street Total Return V.I.S. Fund - Class 3	A	B
TA 60/40 Allocation - Service Class	A	B
TA Aegon High Yield Bond - Service Class	A	B
TA Aegon U.S. Government Securities - Service Class	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	A	B
TA Barrow Hanley Dividend Focused - Service Class	A	A
TA BlackRock Global Real Estate Securities - Service Class	A	A
TA BlackRock Government Money Market - Service Class	A	C
TA BlackRock iShares Edge 40 - Service Class	A	B
TA BlackRock iShares Edge 50 - Service Class	A	B
TA BlackRock iShares Edge 75 - Service Class	A	B
TA BlackRock iShares Edge 100 - Service Class	A	A
TA BlackRock Tactical Allocation - Service Class(1)	A	B
TA International Growth - Service Class	A	A
TA Janus Balanced - Service Class	A	B
TA Janus Mid-Cap Growth - Service Class	A	A
TA JPMorgan Asset Allocation – Conservative – Service Class	A	B

DESIGNATED INVESTMENT OPTIONS — (Continued)

	Retirement Income Choice ® 1.6 Rider	Retirement Income Choice ® 1.6 Rider
Subaccounts	3/1/18 to 8/31/2020	9/1/2020 and After Group A, B or C
TA JPMorgan Asset Allocation – Moderate – Service Class	A	B
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	A	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	A	B
TA Levin Large Cap Value - Service Class	A	A
TA Madison Diversified Income - Service Class	A	B
TA Managed Risk - Balanced ETF - Service Class(1)	A	B
TA Managed Risk - Conservative ETF - Service Class(1)	A	B
TA Managed Risk - Growth ETF - Service Class(1)	A	B
TA Morgan Stanley Global Allocation - Service Class	A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	A	B
TA MSCI EAFE Index	A	A
TA PIMCO Tactical - Balanced - Service Class(1)	A	B
TA PIMCO Tactical - Conservative - Service Class(1)	A	B
TA PIMCO Tactical - Growth - Service Class(1)	A	B
TA PIMCO Total Return - Service Class	A	C
TA PineBridge Inflation Opportunities - Service Class	A	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	A	B
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	A	B
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	A	B
TA S&P 500 Index	A	A
TA T. Rowe Price Small Cap - Service Class	A	A
TA TS&W International Equity - Service Class	A	A
Fixed Account	A	C

(1)

This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

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